Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
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Detailed Information about Expenses by Nature

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Raw materials and consumables used	(3,561)	(3,197)	(2,792)
Employee benefit expenses	(927)	(907)	(876)
Energy costs	(140)	(138)	(140)
Sub-contractors	(92)	(99)	(108)
Freight out costs	(143)	(124)	(128)
Professional fees	(74)	(77)	(85)
Operating lease expenses	(31)	(27)	(27)
Depreciation and amortization	(197)	(171)	(155)
Other operating expenses	(271)	(229)	(186)
Other gains / (losses)—net	154	70	21

Total operating expenses	(5,282)	(4,899)	(4,476)